Debt Issuance Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 136	[1]
2014	28
2015	0
2016	0
2017	0
Total	$ 164

[1]	See Note 6 for the current portion of capitalized debt issuance costs of $136,000 expected to be amortized in 2013.